Statement of Members' Capital and Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Series A Preferred Capital [Member]	Series B Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total [Member]
Balance Beginning (Predecessor [Member]) at Dec. 31, 2013	$ (35,000)	$ 4,311,096		$ 6,328	$ (3,972,347)	$ 310,077
Balance Beginning, Shares (Predecessor [Member]) at Dec. 31, 2013	1,366,042	6,183,516
Debt discount due to beneficial conversion feature | Predecessor [Member]				120,000		120,000
Series A Preferred stock issued for accounts payable | Predecessor [Member]		$ 16,532				16,532
Series A Preferred stock issued for accounts payable, shares | Predecessor [Member]		22,042
Net Loss | Predecessor [Member]					(891,435)	(891,435)
Ending Balance (Predecessor [Member]) at Dec. 31, 2014	$ (35,000)	$ 4,327,628		126,328	(4,863,782)	(444,826)
Ending Balance, Shares (Predecessor [Member]) at Dec. 31, 2014	1,366,042	6,205,558
Net Loss | Predecessor [Member]					(72,022)	(72,022)
Ending Balance (Predecessor [Member]) at Mar. 31, 2015	(35,000)	4,327,628		126,328	(4,935,804)	(516,848)
Ending Balance (Successor [Member]) at Mar. 31, 2015	$ (35,000)	$ 4,327,628		126,328	(4,935,804)
Ending Balance, Shares (Predecessor [Member]) at Mar. 31, 2015	1,366,042	6,205,558
Ending Balance, Shares (Successor [Member]) at Mar. 31, 2015	1,366,042	6,205,558
Balance Beginning (Predecessor [Member]) at Dec. 31, 2014	$ (35,000)	$ 4,327,628		126,328	(4,863,782)	(444,826)
Balance Beginning, Shares (Predecessor [Member]) at Dec. 31, 2014	1,366,042	6,205,558
Ending Balance (Successor [Member]) at Dec. 31, 2015	$ 15,436	$ 250	$ 255	3,811,049	(3,331,878)	495,112
Ending Balance, Shares (Successor [Member]) at Dec. 31, 2015	15,435,651	250,000	254,807
Balance Beginning (Predecessor [Member]) at Mar. 31, 2015	$ (35,000)	$ 4,327,628		126,328	(4,935,804)	(516,848)
Balance Beginning (Successor [Member]) at Mar. 31, 2015	$ (35,000)	$ 4,327,628		126,328	(4,935,804)
Balance Beginning, Shares (Predecessor [Member]) at Mar. 31, 2015	1,366,042	6,205,558
Balance Beginning, Shares (Successor [Member]) at Mar. 31, 2015	1,366,042	6,205,558
Common stock issued in B&R acquisition | Successor [Member]	$ 1,479			498,521		500,000
Common stock issued in B&R acquisition, shares | Successor [Member]	1,479,290
Common stock issued for cash | Successor [Member]	$ 204			60,996		61,200
Common stock issued for cash, shares | Successor [Member]	204,000
Series B Preferred stock issued for cash | Successor [Member]			$ 25	24,975		25,000
Series B Preferred stock issued for cash, shares | Successor [Member]			25,000
Common stock issued for services | Successor [Member]	$ 707			310,373		311,080
Common stock issued for services, shares | Successor [Member]	707,141
Net Loss | Successor [Member]					(1,031,311)	(1,031,311)
Ending Balance (Successor [Member]) at Dec. 31, 2015	$ 15,436	$ 250	$ 255	$ 3,811,049	$ (3,331,878)	$ 495,112
Ending Balance, Shares (Successor [Member]) at Dec. 31, 2015	15,435,651	250,000	254,807